Eaton Vance
Taxable Municipal Bond Fund
February 28, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 6.1%
Security	Principal Amount (000's omitted)	Value
Hospital — 6.1%
Little Co. of Mary Hospital of Indiana, Inc., 2.132%, 11/1/26	$400	$ 354,260
St. Joseph's University Medical Center, Inc., 4.584%, 7/1/27	500	467,816
Total Corporate Bonds (identified cost $940,982)		$ 822,076

Taxable Municipal Obligations — 83.6%
Security	Principal Amount (000's omitted)	Value
Education — 6.6%
Massachusetts College Building Authority, 4.00%, 5/1/33	$500	$ 471,195
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 2.38%, 4/1/28	500	420,905
		$ 892,100
Electric Utilities — 3.8%
American Municipal Power, Inc., OH, (Meldahl Hydroelectric), 6.27%, 2/15/50	$465	$ 512,295
		$ 512,295
General Obligations — 14.4%
Academy Independent School District, TX, (PSF Guaranteed), 1.51%, 8/15/27	$250	$ 217,145
Bradley, IL, 1.35%, 12/15/27	250	211,265
Detroit, MI, Social Bonds, 2.511%, 4/1/25	530	491,019
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 1.602%, 8/1/29	400	330,796
Nashua, NH, 1.40%, 1/15/32	255	189,850
New York, 5.39%, 3/1/28	500	514,490
		$ 1,954,565
Hospital — 5.3%
Conway, AR, (Conway Regional Medical Center), 2.45%, 8/1/29	$250	$ 209,410
University of Wisconsin Hospitals and Clinics Authority, 2.09%, 4/1/28	590	509,583
		$ 718,993
Security	Principal Amount (000's omitted)	Value
Housing — 3.7%
Maryland Community Development Administration, (SPA: TD Bank, N.A.), 4.56%, 9/1/33(1)	$500	$ 500,000
		$ 500,000
Insured - Education — 3.1%
Connecticut Health and Educational Facilities Authority, (Connecticut State University System), (BAM), 2.05%, 11/1/29	$500	$ 418,530
		$ 418,530
Insured - General Obligations — 3.6%
Valley View School District, PA, (BAM), 2.20%, 5/15/26	$525	$ 493,169
		$ 493,169
Insured - Hospital — 3.1%
Maine Health and Higher Educational Facilities Authority, (Eastern Maine Medical Center), (AGM), 2.085%, 7/1/29	$500	$ 415,850
		$ 415,850
Insured - Special Tax Revenue — 11.3%
Bexar County, TX, Combined Venue Tax Revenue, (AGM), 2.134%, 8/15/31	$750	$ 596,745
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.107%, 9/1/29	500	416,270
St. Clair County Board of Education, AL:
(BAM), 1.31%, 2/1/26	200	179,968
(BAM), 1.85%, 2/1/28	390	337,849
		$ 1,530,832
Lease Revenue/Certificates of Participation — 2.3%
Beaufort County, NC, Limited Obligation Bonds, 2.00%, 6/1/29	$375	$ 316,643
		$ 316,643
Senior Living/Life Care — 6.7%
Butler County Port Authority, OH, (Community First Solutions), 2.25%, 5/15/26	$285	$ 270,966
California Public Finance Authority, (Enso Village), Green Bonds, 2.875%, 5/15/27(2)	355	318,066
Indiana Finance Authority, (BHI Senior Living), 1.99%, 11/15/24	350	326,886
		$ 915,918

Eaton Vance
Taxable Municipal Bond Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 3.7%
New York State Urban Development Corp., Personal Income Tax Revenue, 4.85%, 3/15/28	$500	$ 500,580
		$ 500,580
Student Loan — 2.5%
Rhode Island Student Loan Authority, 2.373%, 12/1/28	$400	$ 340,520
		$ 340,520
Transportation — 12.0%
Broward County, FL, Airport System Revenue, 2.734%, 10/1/30	$500	$ 429,815
Central Texas Regional Mobility Authority, 1.863%, 1/1/27	600	535,734
Miami-Dade County, FL, Aviation Revenue, 2.449%, 10/1/29	500	430,440
San Jose, CA, Airport Revenue, 1.209%, 3/1/25	250	231,250
		$ 1,627,239
Water and Sewer — 1.5%
Arkansas Community Water System Public Water Authority, 1.98%, 10/1/29	$250	$ 209,583
		$ 209,583
Total Taxable Municipal Obligations (identified cost $12,790,825)		$11,346,817

Short-Term Investments — 9.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(3)	1,327,018	$ 1,327,018
Total Short-Term Investments (identified cost $1,327,018)		$ 1,327,018
Total Investments — 99.5% (identified cost $15,058,825)		$13,495,911
Other Assets, Less Liabilities — 0.5%		$ 67,176
Net Assets — 100.0%		$13,563,087

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at February 28, 2023.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2023, the aggregate value of these securities is $318,066 or 2.3% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of February 28, 2023.
At February 28, 2023, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	13.0%
Others, representing less than 10% individually	70.6%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2023, 21.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 7.5% to 13.7% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
PSF	– Permanent School Fund
SPA	– Standby Bond Purchase Agreement

Eaton Vance
Taxable Municipal Bond Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at February 28, 2023.
Affiliated Investments
At February 28, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,327,018, which represents 9.8% of the Fund’s net assets. Transactions in such funds by the Fund for the fiscal year to date ended February 28, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,162,817	$1,655,316	$(1,491,115)	$ —	$ —	$1,327,018	$11,648	1,327,018
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 822,076	$ —	$ 822,076
Taxable Municipal Obligations	—	11,346,817	—	11,346,817
Short-Term Investments	1,327,018	—	—	1,327,018
Total Investments	$1,327,018	$12,168,893	$ —	$13,495,911
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
Subsequent Event
As announced on March 15, 2023, the Board of Trustees of Eaton Vance Mutual Funds Trust, on behalf of the Fund, approved the liquidation of the Fund. On March 22, 2023, shares of the Fund were no longer available for purchase or exchange. All of the Fund's outstanding shares were redeemed and the Fund was liquidated on March 29, 2023.
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